INVESCO SPECIALTY FUNDS, INC.
                            INVESCO Asian Growth Fund
                       INVESCO European Small Company Fund
                       INVESCO Latin American Growth Fund
                               INVESCO Realty Fund

                Supplement to Prospectuses dated December 1, 1997

The section of the INVESCO Asian Growth Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the tenth paragraph, and (2) substitute the following paragraph in its place:

     Out of the advisory fee which it receives from the Fund, IFG pays INVESCO Asia, as the Fund's sub-adviser, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets and 0.1833% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.22% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to INVESCO Asia.

The section of the INVESCO European Small Company Fund's Prospectus entitled "The Trust and Its Management" is amended to (1) delete the eleventh paragraph, and (2) substitute the following paragraph in its place:

     Out of the advisory fee which it receives from the Fund, IFG pays IAML, as the Fund's sub-adviser, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets and 0.1833% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.22% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to IAML.

The section of the INVESCO Latin American Growth Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the eleventh paragraph, and
(2) substitute the following paragraph in its place:

     Out of the advisory fee which it receives from the Fund, IFG pays IAML, as the Fund's sub-adviser, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets and 0.1833% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.22% on the Fund's average net assets in excess of $1 billion). No fee is paid by the Fund to IAML.

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The section of the INVESCO Realty Fund's  Prospectus  entitled "The Fund And Its
Management" is amended to (1) delete the fifth paragraph, and (2) substitute the following paragraph in its place:

     The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.75% of the Fund's average net assets. Out of this advisory fee, IFG pays to IRAI, as sub- adviser to the Fund, a monthly fee based upon the average daily value of the Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of subadvisory fees of the Fund has been changed from 33.33% of the advisory fee (0.25% of the Fund's average net assets) to 40% of the advisory fee (0.30% of the Fund's average net assets). No fee is paid by the Fund to IRAI.

The date of this Supplement is August 1, 1998.


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                          INVESCO SPECIALTY FUNDS, INC.

                Supplement to Statement of Additional Information
                             dated December 1, 1997

The section of the INVESCO Specialty Funds, Inc.'s Statement of Additional Information entitled "The Funds And Their Management: Sub-Advisory Agreement" is amended to (1) delete the seventh paragraph, and (2) substitute the following paragraph in its place:

     The European Small Company and Latin American Growth Sub- Agreement provides that as compensation for it services, IAML shall receive from IFG, at the end of each month, a fee based upon the average daily value of the European Small Company Fund's and Latin American Growth Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of the subadvisory fees of each Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of each Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets and 0.1833% on each Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of each Fund's average net assets, 0.26% on the next $500 million of each Fund's average net assets and 0.22% of each Fund's average net assets in excess of $1 billion). The Asian Growth Sub-Agreement provides that as compensation for its services, INVESCO Asia shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Asian Growth Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of the subadvisory fees of each Fund has been changed from 33.33% of the advisory fee (0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets and 0.1833% on the Fund's average net assets in excess of $1 billion) to 40% of the advisory fee (0.30% on the first $500 million of the Fund's average net assets, 0.26% on the next $500 million of the Fund's average net assets and 0.22% on the Fund's average net assets in excess of $1 billion). The Realty Sub- Agreement provides that as compensation for its services, IRAI shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Realty Fund's net assets. Based upon approval of the Company's board of directors at a meeting held May 14, 1998, the calculation of the subadvisory fees of each Fund has been changed from 33.33% of the advisory fee (0.25% on the Fund's average daily net assets) to 40% of the advisory fee (0.30% on the Fund's average daily net assets). The S&P 500 Index Fund Sub-Agreement provides that as compensation for its services, World shall receive from IFG, at the end of each month, a fee based upon the average daily value of the S&P 500 Index Fund's net assets at the rate of 0.07% on the first $10 million of the Fund's average net assets, 0.05% on the next $40 million of the Fund's average net assets, and 0.03% on the Fund's average net assets in excess of $50 million.

The date of this Supplement is August 1, 1998.